UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [X]; Amendment Number: 11
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48306


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI       08/06/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: 141870 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         COM              002896207      351     5400 SH       SOLE                     5275               125
ACTIVISION INC                 COM              004930202      945    68820 SH       SOLE                    68200               620
ADOBE SYSTEMS INCORPORATED     COM              00724F101      620    16800 SH       SOLE                    16200               600
AFFILIATED MANAGERS GROUP      COM              008252108     1603    19978 SH       SOLE                    18667              1311
ALEXANDER & BALDWIN INC.       COM              014482103      983    18140 SH       SOLE                    18040               100
ALLSTATE CORPORATION           COM              020002101     1273    23550 SH       SOLE                    23400               150
ALTRIA GROUP, INC.             COM              02209S103     1287    17225 SH       SOLE                    16500               725
AMERADA HESS                   COM              023551104     1566    12350 SH       SOLE                    12350
AMERICAN INTL GROUP COM        COM              026874107      230     3381 SH       SOLE                     1163              2218
ANADARKO PETROLEUM CORP.       COM              032511107     1002    10585 SH       SOLE                    10525                60
APPLE COMPUTER INC             COM              037833100      402     5600 SH       SOLE                     5400               200
AT&T Inc.                      COM              00206R102      534    21825 SH       SOLE                    21325               500
BANK OF AMERICA CORP           COM              060505104      624    13525 SH       SOLE                    12225              1300
BEAR STEARNS COS INC           COM              073902108     1563    13530 SH       SOLE                    12805               725
BIOGEN IDEC INC                COM              09062X103     1376    30390 SH       SOLE                    29325              1065
CADBURY SCHWEPPES ADR          COM              127209302      895    23375 SH       SOLE                    23375
CENTERPOINT ENERGY INC         COM              15189T107      799    62250 SH       SOLE                    62250
CENTEX CORP                    COM              152312104     1112    15565 SH       SOLE                    15050               515
CEPHALON INC                   COM              156708109     1514    23400 SH       SOLE                    23400
CISCO SYS INC COM              COM              17275R102     1004    58695 SH       SOLE                    55525              3170
CITIGROUP                      COM              172967101      827    17050 SH       SOLE                    15700              1350
CMS ENERGY CORP                COM              125896100      873    60200 SH       SOLE                    60200
COMCAST CORP-SPECIAL CL A      COM              20030N200      923    35930 SH       SOLE                    35530               400
COMERICA INC COM               COM              200340107     1195    21065 SH       SOLE                    19800              1265
CONOCOPHILLIPS                 COM              20825C104     1504    25860 SH       SOLE                    25395               465
COVENTRY HEALTH CARE INC       COM              222862104      683    12000 SH       SOLE                    12000
DEVON ENERGY CORPORATION       COM              25179M103     1471    23530 SH       SOLE                    23025               505
FLAGSTAR BANCORP INC           COM              337930101      576    40000 SH       SOLE                    40000
FOREST LABS INC CL A           COM              345838106      589    14500 SH       SOLE                    14500
FORTUNE BRANDS INC             COM              349631101     1095    14035 SH       SOLE                    13260               775
GANNETT INC COM                COM              364730101      860    14200 SH       SOLE                    13925               275
GENERAL ELEC CO COM            COM              369604103     1551    44275 SH       SOLE                    39350              4925
GOLDEN WEST FINL DEL COM       COM              381317106     1425    21600 SH       SOLE                    21400               200
HARRAHS ENTERTAINMENT          COM              413619107     1005    14100 SH       SOLE                    13950               150
HEWLETT-PACKARD CO             COM              428236103      435    15225 SH       SOLE                    15225
HOME DEPOT INC COM             COM              437076102     1157    28594 SH       SOLE                    26425              2169
INTEL CORP COM                 COM              458140100     1036    41540 SH       SOLE                    38875              2665
INTUIT INC                     COM              461202103     1145    21495 SH       SOLE                    21150               345
JOHNSON CONTROLS INC           COM              478366107     1177    16145 SH       SOLE                    15395               750
JPMORGAN CHASE & CO            COM              46625H100     1583    39905 SH       SOLE                    36919              2986
LEHMAN BROS HLDGS INC COM      COM              524908100     1416    11050 SH       SOLE                    11050
MEDTRONIC INC COM              COM              585055106      254     4425 SH       SOLE                     1575              2850
MERCK & CO INC COM             COM              589331107     1278    40200 SH       SOLE                    39875               325
MICROSOFT CORP COM             COM              594918104     1151    44020 SH       SOLE                    38775              5245
OMNICARE                       COM              681904108     1481    25900 SH       SOLE                    25425               475
OPTIMAL GROUP INC              COM              68388r208      783    38650 SH       SOLE                    36150
ORACLE CORPORATION             COM              68389X105      638    52305 SH       SOLE                    52005               300
PFIZER INC                     COM              717081103      669    28690 SH       SOLE                    25820              2870
PROCTER & GAMBLE CO COM        COM              742718109     1445    24971 SH       SOLE                    20265              4706
QUALCOMM INC                   COM              747525103      676    15700 SH       SOLE                    15000               700
RAMBUS INC                     COM              750917106      790    48800 SH       SOLE                    48150               650
SCIENTIFIC-ATLANTA INC         COM              808655104     1201    27900 SH       SOLE                    27775               125
SIRIUS SATELLITE RADIO, INC    COM              82966u103     1061   158500 SH       SOLE                   152050              6450
SPRINT CORP                    COM              852061100      333    14285 SH       SOLE                     8512              5773
TCF FINANCIAL CORP             COM              872275102      366    13500 SH       SOLE                    13500
TYCO INTERNAT LTD              COM              902124106      614    21300 SH       SOLE                    20400               900
UNITED TECHNOLOGIES  CORP      COM              913017109      545     9750 SH       SOLE                     9750
USG CORPORATION                COM              903293405      975    15000 SH       SOLE                    14725               275
VALERO ENERGY CORP             COM              91913Y100      553    10725 SH       SOLE                    10000               725
VERISIGN INC                   COM              92343E102     1166    53275 SH       SOLE                    51075              2200
VERIZON COMMUNICATIONS         COM              92343V104     1001    33260 SH       SOLE                    32200              1060
WELLPOINT INC                  COM              94973V107     1410    17675 SH       SOLE                    17150               525
ENERGY SELECT SPDR                              81369Y506      364     7240 SH       SOLE                     6915               325
RUSSELL 1000 INDEX                              464287622    12707   187710 SH       SOLE                    14660              6050
RUSSELL 1000 VALUE INDEX FUND                   464287598      902    13070 SH       SOLE                     5565              7505
RUSSELL 2000 GROWTH INDEX FUND                  464287648      210     3026 SH       SOLE                     1140              1850
RUSSELL 2000 SMALL CAP INDEX F                  464287655      693    10394 SH       SOLE                     5974              4420
RUSSELL 2000 VALUE INDEX FUND                   464287630      839    12740 SH       SOLE                     6965              5775
RUSSELL MIDCAP GROWTH INDEX FU                  464287481      392     4175 SH       SOLE                     1175              3000
RUSSELL MIDCAP INDEX FUND                       464287499     9050   102923 SH       SOLE                    10875              4005
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     7867    63230 SH       SOLE                     4130              2100
DFA U.S. LARGE CAP VALUE FUND                   233203827    17220 791769.475SH      SOLE                42170.027          3848.206
DFA U.S. MICRO CAP FUND                         233203504    12175 824338.563SH      SOLE                42910.696          1717.372
DFA U.S. SMALL CAP VALUE FUND                   233203819    16232 612079.776SH      SOLE                29234.400          1680.584
DFA U.S. SMALL XM VALUE PORTFO                  233203595     2584 163353.219SH      SOLE                 5325.406